Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Non-cancelable operating leases expiration period			September 2016		August 2016
Rent expenses	$ 57,372	$ 69,404	$ 187,975	$ 192,189	$ 250,744	$ 290,985
Future minimum rental payments under non-cancelable operating leases	116,612		$ 116,612		$ 171,767
Percentage of net profit interest			20.00%		20.00%
Chief Executive Officer [Member]
Compensation to Chief Executive Officer			$ 750,000		$ 1,300,000	$ 1,000,000
Bonus			225,000		$ 1,000,000
Bonus offset against common stock subscription	220,079		220,079	$ 975,484
Due to related parties	225,000		225,000
Chief Executive Officer [Member] | December 31, 2015 [Member]
Due to related parties	$ 1,000,000		$ 1,000,000